Annual Fund Operating Expenses - THE GABELLI U.S. TREASURY MONEY MARKET FUND	Jan. 28, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Expenses (as a percentage of Assets)	0.08%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Expenses (as a percentage of Assets)	0.08%
Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Expenses (as a percentage of Assets)	0.08%